Tax charge (Tables)	6 Months Ended
Jun. 30, 2020
Tax charge
Schedule of total tax charge by nature

	2020 $m			2019 $m
	Current	Deferred	Half year	Half year
Tax charge	tax	tax	Total	Total
Attributable to shareholders:
Asia operations	(103)	(127)	(230)	(244)
US operations	(70)	183	113	143
Other operations	(16)	4	(12)	100
Tax (charge) credit attributable to shareholders' returns	(189)	60	(129)	(1)
Attributable to policyholders:
Asia operations	(69)	3	(66)	(285)
Total tax (charge) credit	(258)	63	(195)	(286)

Schedule of shareholder profit and tax charge

	2020					2019
	Half year					Half year
				Total	Percentage	Total	Percentage
	Asia	US	Other	attributable to	impact	attributable to	impact
	operations	operations	operations	shareholders	on ETR	shareholders	on ETR
	$m	$m	$m	$m	%	$m	%
			note (iv)
Adjusted operating profit (loss)	1,733	1,266	(458)	2,541		2,619
Non-operating (loss) profit	(450)	(1,458)	30	(1,878)		(1,460)
Profit (loss) before tax	1,283	(192)	(428)	663		1,159
Expected tax rate:	20%	21%	18%	21%
Tax at the expected rate	257	(40)	(77)	140	21.1%	232	20.0%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(31)	(14)	—	(45)	(6.8)%	(70)	(6.0)%
Deductions not allowable for tax purposes	12	6	3	21	3.2%	26	2.2%
Items related to taxation of life insurance businessesnote (i)	7	(62)	—	(55)	(8.3)%	(179)	(15.4)%
Deferred tax adjustments	3	—	—	3	0.5%	(12)	(1.0)%
Unrecognised tax lossesnote (ii)	—	—	72	72	10.9%	—	—
Effect of results of joint ventures and associates	(31)	—	(6)	(37)	(5.6)%	(35)	(3.0)%
Irrecoverable withholding taxes	—	—	26	26	3.9%	27	2.3%
Other	3	13	(6)	10	1.5%	5	0.4%
Total	(37)	(57)	89	(5)	(0.7)%	(238)	(20.5)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	21	—	—	21	3.1%	20	1.7%
Movements in provisions for open tax mattersnote (iii)	(12)	—	—	(12)	(1.8)%	8	0.7%
Demerger related activities	—	—	—	—	—	4	0.4%
Impact of carry back of US losses	—	(16)	—	(16)	(2.4)%	—	—
Impact of changes in local statutory tax rates	1	—	—	1	0.2%	—	—
Adjustments in relation to business disposals	—	—	—	—	—	(25)	(2.2)%
Total	10	(16)	—	(6)	(0.9)%	7	0.6%
Total actual tax charge (credit)	230	(113)	12	129	19.5%	1	0.1%
Analysed into:
Tax on adjusted operating profit (loss)	260	195	12	467		430
Tax on non-operating (loss) profit	(30)	(308)	—	(338)		(429)
Actual tax rate on:
Adjusted operating profit (loss):
Including non-recurring tax reconciling items	15%	15%	(3)%	18%		16%
Excluding non-recurring tax reconciling items	14%	15%	(3)%	18%		16%
Total profit (loss)	18%	59%	(3)%	19%		0%

Notes

(i)

The $62 million reconciling item in US operations reflects the impact of the dividend received deduction on the taxation of profits from variable annuity business. The $7 million adverse reconciling item in Asia operations reflects non tax deductible investment related marked-to-market losses.

(ii)	The $72 million adverse reconciling item in unrecognised tax losses reflects losses arising where it is unlikely that relief for the losses will be available in future periods.
(iii)	The statement of financial position contains the following provisions in relation to open tax matters.

Half year 2020 $m
At beginning of period	198
Movements in the current period included in tax charge attributable to shareholders	(12)
Provisions utilised in the period	(34)
Other movements*	(3)
At end of period	149

*  Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

(iv)Half year 2019 actual tax rate of the relevant business operations are shown below:

	Half year 2019%
				Total
	Asia	US	Other	attributable to
	operations	operations	operations	shareholders
Tax rate on adjusted operating profit (loss)	14%	17%	10%	16%
Tax rate on profit (loss) before tax	10%	35%	13%	0%

Schedule of movements in provisions for open tax matters

Half year 2020 $m
At beginning of period	198
Movements in the current period included in tax charge attributable to shareholders	(12)
Provisions utilised in the period	(34)
Other movements*	(3)
At end of period	149

*  Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

Schedule of tax rate of relevant business operations

	Half year 2019%
				Total
	Asia	US	Other	attributable to
	operations	operations	operations	shareholders
Tax rate on adjusted operating profit (loss)	14%	17%	10%	16%
Tax rate on profit (loss) before tax	10%	35%	13%	0%